Prospectus Supplement

May 5, 2006

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 5, 2006 to the Morgan Stanley Institutional Fund, Inc.

Prospectus dated April 28, 2006 of:

Municipal Money Market Portfolio

On April 25, 2006, the Board of Directors of the Morgan Stanley Institutional Fund, Inc. (the "Fund") approved the redemption of all of the shares (the "Redemption") of the Fund's Municipal Money Market Portfolio (the "Portfolio"), pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about August 25, 2006.

Please retain this supplement for future reference.

MSIMUNISPT 5/06

Prospectus Supplement

May 5, 2006

Morgan Stanley Institutional Fund, Inc.

Supplement dated May 5, 2006 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2006 of:

Money Market Portfolio

On April 25, 2006, the Board of Directors of the Morgan Stanley Institutional Fund, Inc. (the "Fund") approved the redemption of all of the shares (the "Redemption") of the Fund's Money Market Portfolio (the "Portfolio"), pursuant to the Fund's Articles of Incorporation. The Redemption will effectively liquidate the Portfolio. The Redemption is expected to occur on or about August 25, 2006.

Please retain this supplement for future reference.

MSIMUNISPT 5/06